Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Management Service [Member]
Related Party Transaction [Line Items]
Aggregate payment of management fees per year, plus out of pocket expenses	$ 8.0				$ 8.0
Costs for services rendered	0.0	$ 2.0	$ 3.3	$ 6.1	8.0	$ 8.1	$ 8.1
Advantage Solutions Inc [Member]
Related Party Transaction [Line Items]
Costs for services rendered	$ 11.6	$ 10.6	$ 33.0	$ 29.4	$ 44.8	$ 41.0	$ 10.6